                                                                                                             Registration No. 333-16881
                                                                                                                      File No. 811-4797
                                                  SECURITIES AND EXCHANGE COMMISSION
                                                         WASHINGTON, DC 20549

                                                               FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                [   ]

Pre-Effective Amendment No. _____                                          [   ]

Post-Effective Amendment No. 8                                             [ X ]

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [   ]

Amendment No. 19                                                           [ X ]

---------------------------------------------------------------------------------------------------------------------------------------
                                              OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.
---------------------------------------------------------------------------------------------------------------------------------------
                                          (Exact Name of Registrant as Specified in Charter)

---------------------------------------------------------------------------------------------------------------------------------------
                                           6803 South Tucson Way, Englewood, Colorado 80112
---------------------------------------------------------------------------------------------------------------------------------------
                                          (Address of Principal Executive Offices) (Zip Code)

---------------------------------------------------------------------------------------------------------------------------------------
                                                            (303) 768-3200
---------------------------------------------------------------------------------------------------------------------------------------
                                         (Registrant's Telephone Number, including Area Code)

---------------------------------------------------------------------------------------------------------------------------------------

                                                           Robert G. Zack, Esq.

---------------------------------------------------------------------------------------------------------------------------------------
                                                        OppenheimerFunds, Inc.
---------------------------------------------------------------------------------------------------------------------------------------

                                             498 Seventh Avenue, New York, New York 10018

---------------------------------------------------------------------------------------------------------------------------------------
                                                (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]    Immediately upon filing pursuant to paragraph (b)
[X]      On February 28, 2002 pursuant to paragraph (b)
[   ]    60 days after filing pursuant to paragraph (a)(1)
[   ]    On ________________ pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)
[   ]    On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[   ]    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.